Investment and Fair Value Measurement (Details) - Schedule of unrealized gains and losses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of unrealized gains and losses [Abstract]
Upward adjustments		$ 1,017,468
Total unrealized gain for non-marketable investments		$ 1,017,468